Shareholder Report, Line Graph (Details) 191611_DoubleLine Core Fixed Income Fund_Class R6_TSR Annual {Class R6} - USD ($)								12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Jul. 31, 2019	Mar. 31, 2026
Class R6
Account Value [Line Items]
Accumulated Value	$ 10,533	$ 9,937	$ 9,672	$ 10,181	$ 10,522	$ 9,828	$ 10,000	$ 10,974
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,337	$ 9,856	$ 9,692	$ 10,179	$ 10,620	$ 10,545	$ 10,000	$ 10,787